Operating Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($) segment	Dec. 31, 2015 MXN ($) segment	Dec. 31, 2014 segment
Operating segments
Number of segments | segment		3	3	3
Income statement and other significant data
Net interest income	$ 55,844	$ 49,130	$ 42,988
Dividend income	150	94	104
Net fee and commission income (expense)	14,813	13,940	13,632
Gains/(losses) on financial assets and liabilities and exchange differences (net)	3,464	3,762	2,510
Other operating income (expenses)	(2,945)	(2,875)	(2,538)
TOTAL INCOME	71,326	64,051	56,696
Administrative expenses	(25,437)	(22,655)	(20,780)
Depreciation and amortization	(2,533)	(2,058)	(1,863)
Impairment losses on financial assets (net)	(18,820)	(16,661)	(16,041)
Provisions (net)	(437)	(881)	258
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	6	20	7
Gains/(losses) on disposal of non-current assets not classified as discontinued operations	69	71	91
OPERATING PROFIT BEFORE TAX	24,174	21,887	18,368
Tax income	(5,496)	(5,351)	(4,304)
PROFIT FOR THE YEAR	18,678	16,536	14,064
Profit attributable to the Parent	18,678	16,536	14,051
Profit attributable to non-controlling interests			13
Total assets	1,329,191	1,350,937	1,175,834
Total liabilities	1,213,781	1,245,710	1,068,076
Retail Banking
Income statement and other significant data
Net interest income	47,969	42,277	37,514
Net fee and commission income (expense)	13,047	12,211	11,839
Gains/(losses) on financial assets and liabilities and exchange differences (net)	786	721	866
Other operating income (expenses)	(2,136)	(2,104)	(2,101)
TOTAL INCOME	59,666	53,105	48,118
Administrative expenses	(22,377)	(19,955)	(18,647)
Depreciation and amortization	(2,317)	(1,890)	(1,759)
Impairment losses on financial assets (net)	(17,763)	(15,955)	(15,081)
Provisions (net)	(98)	(75)	265
OPERATING PROFIT BEFORE TAX	17,111	15,230	12,896
Total assets	551,250	519,589	473,399
Total liabilities	521,787	475,625	404,431
Global Corporate Banking
Income statement and other significant data
Net interest income	5,295	4,899	4,060
Dividend income	5		24
Net fee and commission income (expense)	1,758	1,749	1,786
Gains/(losses) on financial assets and liabilities and exchange differences (net)	2,532	2,682	1,060
Other operating income (expenses)	(505)	(649)	(466)
TOTAL INCOME	9,085	8,681	6,464
Administrative expenses	(2,759)	(2,440)	(1,956)
Depreciation and amortization	(204)	(158)	(94)
Impairment losses on financial assets (net)	(1,057)	(706)	(960)
Provisions (net)	20	(29)
OPERATING PROFIT BEFORE TAX	5,085	5,348	3,454
Total assets	531,295	588,596	524,098
Total liabilities	521,284	564,131	414,004
Corporate Activities
Income statement and other significant data
Net interest income	2,580	1,954	1,414
Dividend income	145	94	80
Net fee and commission income (expense)	8	(20)	7
Gains/(losses) on financial assets and liabilities and exchange differences (net)	146	359	584
Other operating income (expenses)	(304)	(122)	29
TOTAL INCOME	2,575	2,265	2,114
Administrative expenses	(301)	(260)	(177)
Depreciation and amortization	(12)	(10)	(10)
Provisions (net)	(359)	(777)	(7)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	6	20	7
Gains/(losses) on disposal of non-current assets not classified as discontinued operations	69	71	91
OPERATING PROFIT BEFORE TAX	1,978	1,309	2,018
Total assets	246,646	242,752	178,337
Total liabilities	$ 170,710	$ 205,954	$ 249,641